Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss) for the year	$ 4,187	$ (16,796)	$ (24,959)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 17)	(263)	(2,222)	(4,437)
Provision for restructuring and other costs (note 16)	(136)	3,083	(8)
Recapture of inventory previously written off	0	(643)	0
Depreciation, amortization and impairment (notes 12 and 13)	58	94	280
Deferred income taxes (note 22)	3,479	(3,479)	0
Share-based compensation costs	570	182	1,082
Employee future benefits (note 18)	316	246	382
Amortization of deferred revenues (note 6)	(609)	(458)	(345)
Foreign exchange (gain) loss on items denominated in foreign currencies	(652)	(553)	87
Gain on disposal of property, plant and equipment	(9)	(136)	(1)
Other non-cash items	35	(19)	(83)
Transaction cost allocated to warrants issued (note 19)	0	0	56
Changes in operating assets and liabilities (note 21)	(151)	(2,212)	(1,064)
Net cash provided by/(used in) operating activities	6,825	(22,913)	(29,010)
Cash flows from financing activities
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $nil, $250 and $1,107 in 2018, 2017, and 2016, respectively (note 19)	0	7,788	9,924
Proceeds from warrants exercised (note 19)	0	242	0
Net cash provided by financing activities	0	8,030	9,924
Cash flows from investing activities
Purchase of property, plant and equipment (note 12)	(9)	(4)	(66)
Proceeds for disposals of property, plant and equipment (note 12)	24	161	2
Change in restricted cash equivalents	(50)	150	(250)
Net cash provided by (used in) investing activities	(35)	307	(314)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(58)	357	(51)
Net change in cash and cash equivalents	6,732	(14,219)	(19,451)
Cash and cash equivalents – beginning of year (note 6)	7,780	21,999	41,450
Cash and cash equivalents – end of year (note 6)	$ 14,512	$ 7,780	$ 21,999